DESCRIPTION OF BUSINESS AND MERGER (Details) (USD $)	1 Months Ended			12 Months Ended
	Aug. 12, 2013	Dec. 20, 2012		Dec. 31, 2012	Mar. 31, 2014		Dec. 31, 2013
DESCRIPTION OF BUSINESS AND MERGER [Abstract]
Redemption of common stock, shares		(19,500,000)
Common stock, shares outstanding		20,000,000	[1]	1,500,000 [1]	160,623,289	[1]	160,623,289	[1]
Redemption of common stock				$ (1,950)
Redemption price		$ 0.0001
Exchange of shares	1.6
Stock issued during period, acquisitions	97,970,562
Number of shares converted	156,752,899
Accumulated deficit				$ (514,496)	$ (1,612,558)		$ (1,490,734)

[1]	The December 31, 2012 capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction. See Note 2.